Property, Plant and Equipment - Disclosure of Movement in Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	R 29,186
Additions	5,103	R 3,553	R 4,687
Property, plant and equipment	33,597	29,186
Mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	22,174
Property, plant and equipment	26,487	22,174
Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	59,736	53,629
Fully depreciated assets no longer in use derecognised	(989)	0
Additions	4,518	3,180
Disposals	0	(85)
Scrapping of assets	(1,221)	(268)
Adjustment to rehabilitation asset	(774)	(48)
Transfers and other movements	545	1,348
Translation	(2,722)	1,980
Property, plant and equipment	64,980	59,736	53,629
Mining assets | Cost | Mponeng operations and related assets
Reconciliation of changes in property, plant and equipment
Acquisitions through business combinations, property, plant and equipment	5,887	0
Mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(37,562)	(33,080)
Fully depreciated assets no longer in use derecognised	989	0
Impairment	(937)	0
Disposals	0	70
Scrapping of assets	1,060	206
Depreciation	(3,936)	(3,563)
Translation	1,893	(1,195)
Property, plant and equipment	(38,493)	(37,562)	(33,080)
Mining assets under construction
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	2,714
Property, plant and equipment	2,732	2,714
Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	2,714	2,964
Additions	924	687
Depreciation capitalised	4	4
Interest costs capitalised	22	54
Transfers and other movements	(541)	(1,334)
Translation	(391)	339
Property, plant and equipment	2,732	2,714	2,964
Undeveloped properties
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	4,024
Property, plant and equipment	3,988	4,024
Undeveloped properties | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	5,499	5,437
Translation	(38)	62
Property, plant and equipment	5,461	5,499	5,437
Undeveloped properties | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(1,475)	(1,472)
Translation	2	(3)
Property, plant and equipment	(1,473)	(1,475)	(1,472)
Other non-mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	274
Property, plant and equipment	390	274
Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	703	658
Fully depreciated assets no longer in use derecognised	(49)	0
Additions	34	39
Translation	(2)	6
Property, plant and equipment	821	703	658
Other non-mining assets | Cost | Mponeng operations and related assets
Reconciliation of changes in property, plant and equipment
Acquisitions through business combinations, property, plant and equipment	135	0
Other non-mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(429)	(387)
Fully depreciated assets no longer in use derecognised	49	0
Depreciation	(52)	(38)
Translation	1	(4)
Property, plant and equipment	(431)	(429)	R (387)
Hidden Valley | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Depreciation capitalised	R 159	R 97